UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net income		$ 93,383	$ 115,113
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		75,171	77,254
Equity in net losses of affiliate		71	0
Movement in deferred tax liability		1,326	1,544
Utilization of deferred tax asset		0	4,585
Amortization of deferred charges and Hilli debt guarantee		5,974	4,578
Drydocking expenditure		(12,027)	(13,713)
Foreign exchange (gains)/losses		(671)	3,582
Realized loss on bond repurchase		0	6,573
Unit options expense		174	180
Interest element included in obligation under capital lease, net		(34)	(16)
Change in market value of derivatives		(33,420)	2,919
Change in assets and liabilities:
Trade accounts receivable		(26,731)	11,247
Inventories		465	1,824
Other current assets and other non-current assets		2,989	418
Amount due from related parties		(2,783)	28,275
Trade accounts payable		(3,127)	1,340
Accrued expenses		(4,104)	6,217
Other current and non-current liabilities		(3,174)	(6,137)
Net cash provided by operating activities		93,482	245,783
INVESTING ACTIVITIES
Additions to vessels and equipment		(6,317)	(266)
Deposits made in connection with acquisitions from Golar		0	(70,000)
Net cash used in investing activities		(6,317)	(70,266)
FINANCING ACTIVITIES
Proceeds from issuance of equity, net of issue costs		13,854	118,774
Repayment of debt, including related parties		(134,583)	(205,532)
Repurchase of high-yield bonds and related swaps		0	(180,188)
Proceeds from debt		1,419	375,000
Repayments of obligation under capital lease		(967)	(650)
Advances from/(releases to) related party for Methane Princess lease security deposit		481	(1,659)
Dividend paid to non-controlling interest		0	(7,000)
Cash distributions paid		(133,416)	(119,371)
Financing costs paid		(1,699)	(5,377)
Common units buy-back and cancellation		(9,477)	0
Net cash used in financing activities		(264,388)	(26,003)
Effect of exchange rate changes on cash		(3,845)	9,475
Net (decrease)/increase in cash, cash equivalents and restricted cash	[1]	(181,068)	158,989
Cash, cash equivalents and restricted cash at beginning of period	[1],[2]	429,887	228,125
Cash, cash equivalents and restricted cash at end of period	[1],[2]	$ 248,819	$ 387,114

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017. Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows: